Subsequent Events (Details) - USD ($) $ in Thousands	Mar. 14, 2026	Dec. 31, 2025	Dec. 17, 2025	Dec. 31, 2024
Subsequent Events [Line Items]
Aggregate value (in Dollars)		$ 4,314		$ 4,023
Subsequent Event [Member]
Subsequent Events [Line Items]
Aggregate ordinary shares (in Shares)	475,000
Met Chain Co., Limited [Member]
Subsequent Events [Line Items]
Equity interest percentage			15.00%
Aggregate value (in Dollars)			$ 3,789
Met Chain Co., Limited [Member] | Minimum [Member]
Subsequent Events [Line Items]
Equity interest percentage			29.53%
Met Chain Co., Limited [Member] | Maximum [Member]
Subsequent Events [Line Items]
Equity interest percentage			44.53%